Disclosures on Financial Instruments - Summary of aging of Trade and Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	₨ 189,961.7	$ 2,746.9	₨ 198,933.0
Finance receivables	336,246.9	4,862.2	238,989.7
Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	9,701.0	140.3	12,616.8
Finance receivables	8,330.5	120.4	11,717.9
Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	150,574.7	2,177.4	159,303.3
Finance receivables	330,267.5	4,775.8	231,698.8
Not due [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	324.1	4.7	215.7
Finance receivables	6,082.0	87.9	7,443.7
Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	30,955.5	447.6	32,447.9
Finance receivables	4,100.3	59.3	4,371.8
Overdue up to 3 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	131.0	1.9	371.5
Finance receivables	194.4	2.8	154.5
Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,333.2	33.8	1,888.8
Overdue 3-6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	183.7	2.7	354.8
Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	6,098.3	88.1	5,293.0
Overdue more than 6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	9,062.2	131.0	11,674.8
Overdue more than 6 months [Member] | Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables overdue more than six months, considered recoverable	5,130.8		4,622.2
Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	1,879.1	27.2	2,919.1
Later than three months [member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	2,054.1	29.7	4,119.7
Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	199,662.7	2,887.0	211,549.8
Finance receivables	344,577.4	4,982.7	250,707.6
Cost [Member] | Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	150,898.8	2,182.0	159,519.0
Finance receivables	336,349.5	4,863.7	239,142.5
Cost [Member] | Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	31,086.5	449.5	32,819.4
Finance receivables	4,294.7	62.1	4,526.3
Cost [Member] | Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,516.9	36.4	2,243.6
Cost [Member] | Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	15,160.5	219.1	16,967.8
Cost [Member] | Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	₨ 3,933.2	$ 56.9	₨ 7,038.8